Net Loss Per Share (Tables)	9 Months Ended
Jun. 30, 2024
Net Loss Per Share [Abstract]
Schedule of Net Income (Loss) Per Share Per Common Share of Basic and Diluted	Inclusion of those securities under the if-converted method increases both the net loss for the period and the number of shares used in the per share computation and is dilutive to the Company’s net loss per share.
	Three months ended June 30,
	2024		2023
	Class A	Class B	Common Stock
Basic net loss per share:
Numerator:
Allocation of net loss	$(7,112)	$(567)	$(10,004)
Deemed dividend from warrant price adjustment	—	—	—
Net loss available to common stockholders	(7,112)	(567)	(10,004)
Denominator:
Weighted-average shares outstanding	28,297,162	2,254,901	15,335,373
Basic net loss per share	$(0.25)	$(0.25)	$(0.65)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(7,112)	$(567)	$(10,004)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(567)	—	—
Allocation of net loss	(7,679)	(567)	(10,004)

Denominator:
Number of shares used in basic earnings per share calculation	28,927,162	2,254,901	15,335,373
Conversion of Class B to Class A Common Stock	2,254,901	—	—
Number of shares used in per share computation	30,552,063	2,254,901	15,335,373
Diluted net loss per share	$(0.25)	$(0.25)	$(0.65)
	Nine months ended June 30,
	2024		2023
	Class A	Class B	Common Stock
Basic net loss per share:
Numerator:
Allocation of net loss	$(7,770)	$(727)	$(32,536)
Deemed dividend from warrant price adjustment	(604)	(57)	—
Net loss available to common stockholders	$(8,374)	$(784)	$(32,536)
Denominator:
Weighted-average shares outstanding	24,095,237	2,254,901	13,907,357
Basic net loss per share	$(0.35)	$(0.35)	$(2.34)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(8,374)	$(784)	$(32,536)
Change in fair value of liability-classified warrants	(366)	(34)	—
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(818)	—	—
Reallocation of net loss	—	2	—
Allocation of net loss	$(9,558)	$(816)	$(32,536)

Denominator:
Number of shares used in basic earnings per share calculation	24,095,237	2,254,901	13,907,357
Shares issuable under liability-classified warrants	60,882		—
Conversion of Class B to Class A Common Stock	2,254,901	—	—
Number of shares used in per share computation	26,411,020	2,254,901	13,907,357
Diluted net loss per share	$(0.36)	$(0.36)	$(2.34)

Schedule of Computation of Diluted Net Income (Loss) Per Share	The potential shares of Class A Common Stock that were excluded from the computation of diluted net income (loss) per share attributable to stockholders for the periods presented because including them would have an antidilutive effect were as follows:
	Nine months ended June 30,
	2024	2023
Public Warrants and Private Warrants	9,000,000	—
Earnout shares	3,500,000	—
PIPE make-whole shares	1,052,030	—
RSUs	4,444,192	314,241
Stock options	2,792,413	6,173,833
Convertible preferred stock (on an as-converted basis)	—	2,254,901
Common stock warrants	1,154,945	628,925
Convertible notes	—	186,128
	21,943,580	9,558,028